SCHEDULE OF STATUTORY FEDERAL INCOME TAX RATE LOSSES BEFORE INCOME TAX (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Loss for the year	$ (974,124)	$ (1,500,140)	$ (4,695,776)	$ (14,254,335)	$ (13,907,185)	$ (607,371)
Income tax (recovery) at statutory rate					(2,921,000)	(128,000)
State income tax expense, net of federal tax effect					(270,000)	(12,000)
Permanent difference and other					2,201,000	(1,100,000)
Change in valuation allowance					998,000	1,240,000
Income tax expense per books